Calvert

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September 30, 2003

Annual Report

Calvert Social Index Fund

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Table of Contents

President's Letter

1

Social Update

3

Portfolio Management Discussion

4

Independent Auditors' Report

7

Statement of Net Assets

8

Statement of Operations

27

Statements of Changes in Net Assets

28

Notes to Financial Statements

30

Financial Highlights

34

Explanation of  Financial Tables

38

Director and Officer Information Table

40

Dear Shareholders:

The markets have improved dramatically over the past year, with stocks showing substantial gains and bonds continuing to profit from an historically low interest-rate environment.

We believe that this year's broad-based market turnaround illustrates once again the value of diversification, asset allocation and long-term investing.  Many investors who pursued an appropriate asset allocation, with investments in stocks, bonds and cash, were able to benefit from the rally in securities prices.  Those who paid too much attention to short-term past performance and substantially reduced their stock holdings early in the year may well have missed the sharp rallies in the second quarter.  At Calvert, we encourage all our shareholders to review their portfolios with their financial advisors to ensure that their investments remain in line with their specific risk tolerance, return expectations and financial goals.

A cloud on the otherwise bright performance of the markets and economy was the distressing news concerning recent market timing and illegal after-hours trading on the part of certain mutual funds. We want to assure Calvert shareholders that we have a long-standing policy of not accepting trades from market timers, which is strictly enforced. And, of course, we do not accept or execute trades after the market closes, which would be in violation of securities industry regulations.

Markets like the ones that we have seen over the past several years demonstrate that understanding risk -- at the security, fund, and asset-class level -- is an integral part of successful investing.  This year, we have taken a number of steps to improve our ability to monitor and manage risk, and to prepare for further growth in our investor base.  We have reorganized Calvert's investment activities into two departments, Equities and Fixed Income, each headed by Chief Investment Officers who will work closely with our Social Research Department.  We believe that these changes will enhance our ability to deliver top-tier investment performance to our shareholders, while keeping investment risk at appropriate levels.

Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

/s/Barbara J. Krumsiek

President and CEO

Calvert Asset Management Company, Inc.

November 2003

Social Update

from the Calvert Social Research Department

Shareholder Activism

Calvert shareholder activism seeks to move companies already performing in a more socially responsible manner than their industry peers to a higher level of corporate responsibility. We've secured the agreement of two major pharmaceutical companies to amend and post their ethical policies for clinical research in developing countries, where people are often not provided adequate information about the risks of clinical research or are promised but not given health care in exchange for their participation in trials for new drugs.

In addition, our shareholder resolution effectiveness has increased as we've become more effective in positioning our point of view in the context of shareholders' financial interests. For example, we received 12% support on a resolution seeking inclusive diversity policies at Alltel Corporation and a remarkable 63% on a resolution for staggered board tenures at Gillette.

Corporate "dialogues" continue, including a current effort with Weyerhaeuser to establish a policy prohibiting the harvest of and trade in products from primary and old-growth forests.

Board Diversity Initiative Successes

Two companies held in Calvert Funds have agreed to adopt key language from Calvert's model board diversity charter, which reflects our belief that boards of directors should look like America, not just a small slice of it.

Social Policy Leadership Announced

Calvert has named Joe Keefe Senior Advisor for Strategic Social Policy. Mr. Keefe, who has worked for and consulted with several socially responsible mutual fund groups, will provide focused, proactive direction for our social vision.

Portfolio Management Discussion

John Nichols,

Vice President of Equities

Calvert Asset Management Company

Performance

Calvert Social Index Fund Class A shares returned 27.88% for the year ending September 30, 2003. The Fund's return lagged that of Calvert Social Index, which returned 28.96%. The Fund, unlike the Index, must bear the cost of management expenses and transaction costs. For the most part, these factors account for the Fund's margin of underperformance relative to the Index.

Investment Climate

In our semi-annual report of March 31, 2003, we talked about whether the first six months of the Fund's fiscal year had marked a turn in equity markets from bearish to bullish. At that time, a high degree of uncertainty hung over markets as a result of global political tensions, especially with respect to the war in Iraq. While a great deal of uncertainty persists with respect to the future of Iraq and America's role in that part of the world, investors appear to have shrugged off the greater part of those apprehensions and appear to have re-focused on a domestic economy that is showing signs of a recovery.

Over the last six months of the Fund's fiscal year, Class A shares produced a total return of 19.38%, benefiting from the very bullish tone that stocks have taken on. Investors appear more optimistic about the economy now. In general, the profit outlook is improving, and companies are gearing up to produce more goods and services than they did a year ago. A weak U.S. dollar has made U.S.-produced goods more attractive to buyers in other countries. At home, employment has shown some signs of picking up of late, but improvements have been small and slow, limiting the potential for increased domestic demand. While we may not be "there" yet, the U.S. economy and financial markets seem to be heading in the right direction.

The tone of equity markets reflects the fact that substantial good news has been more anticipated than realized thus far. The stocks that have performed best in this bullish recovery have generally been those that performed the worst in the bear market. Many stocks to which investors have rushed have done little more than survive the bear market. In many cases, these companies have troubled pasts and worrisome futures. The first days of this recovery have been characterized by a degree of speculation that, in many ways, echoes the last days of the previous bull cycle. This isn't really all that unusual, though. Research by Standard and Poor's indicates that in the early stages of a profit recovery, where businesses currently find themselves, lower-quality stocks tend to perform better. Throughout the bear market, investors preferred the "safer" high-quality stocks. As markets turned, many of those stocks appeared richly valued compared to stocks that had just hung on.

Portfolio

Statistics

September 30, 2003

Investment Performance

(total return at NAV)

	6 Months	12 Months
	ended	ended
	9/30/03	9/30/03
Class A	19.38%	27.88%
Class B	18.77%	26.55%
Class C	18.80%	26.59%
Class I	19.68%	28.46%
Calvert Social Index	19.88%	28.96%
Lipper Large Cap Core Funds Avg	16.92%	20.86%

Ten Largest Stock Holdings

% of Net Assets
Microsoft Corp.	4.8%
Pfizer, Inc.	4.1%
Intel Corp.	3.1%
International Business Machines Corp.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.4%
American International Group	2.3%
Bank of America Corp.	2.0%
Merck & Co., Inc.	2.0%
Wells Fargo & Co.	1.5%
Total	27.3%

Asset Allocation

Stocks	99%
Cash & Cash Equivalents	1%
100%

Investment performance does not reflect the deduction of any front-end or deferred sales charge.

Source: Lipper Analytical Services, Inc.

Portfolio Statistics

September 30, 2003

Average Annual Total Returns

(with max. load)

Class A Shares
One year	21.87%
Since inception	(13.97%)
(6/30/00)

Class B Shares
One year	21.55%
Since inception	(14.31%)
(6/30/00)

Class C Shares
One year	25.59%
Since inception	(13.52%)
(6/30/00)

Class I Shares
One year	28.46%
Since inception	(12.30%)
(6/30/00)

Performance Comparison

Comparison of change in value of $10,000 investment. (Source: Lipper Analytical Services, Inc.)

[Line Graph attached as .JPG file]

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum front-end or deferred sales charge. No sales charge has been applied to the indices used for comparison. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Sector Performance

The Fund and the Index benefited from the very strong performance of Technology during the period. As of September 30, 2003, Technology stocks comprised 23% of the Index's total value. With a 62% return to the sector in the Index over the period, Technology stocks were the most significant driver of the Index's strong performance. That's not to say that the rest of the Index performed poorly, though. With the exception of the relatively small "Other" sector, which is comprised of companies so diversified that they don't readily fit into a single category, all other sectors of the Index posted double-digit returns for the period.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy. The investment objective of the Fund is to match, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion. Variation in the Fund's total return is a direct reflection of the variation in the total return of the Index.

Outlook

The bounce-back in performance for U.S. equities after the dismal second and third quarters of 2002 looks to us like the first leg of a new bull market for equities. Investors' ability to sustain the rally will be determined by whether companies and the economy can deliver on investors' optimism. To date, this rally has been driven largely by high expectations of a good profit recovery. However, mere speculation is not a long-term driver of equity values. Profits and profit growth are. For this cyclical move to transform into a secular, or long-term bull market, we need to see real growth in the economy so that the promise of profitability can be leveraged into realized profitability.

November 2003

Independent Auditors' Report

To the Board of Directors of Calvert Social Index Series, Inc. and

Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the years ended September 30, 2001 and 2000, were audited by other auditors who have ceased operations.  Those auditors expressed an unqualified opinion on those financial statements in their report dated November 16, 2001.  The financial highlights for the periods presented prior to September 30, 2000, were audited by other auditors, whose report dated November 10, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Social Index Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP

Philadelphia, Pennsylvania

November 18, 2003

Statement of Net Assets

September 30, 2003

Equity Securities - 98.4%	Shares	Value
Advertising Agencies - 0.3%
Catalina Marketing Corp.*	270	$4,101
Harte-Hanks, Inc.	300	5,532
Lamar Advertising Co.*	500	14,670
Omnicom Group, Inc.	1,219	87,585
R.H. Donnelley Corp.*	200	8,082
Valassis Communications, Inc.*	337	8,897
		128,867

Air Transportation - 0.4%
Continental Airlines, Inc. (Class B)*	470	7,793
Delta Air Lines, Inc.	744	9,895
Expeditors International Washington, Inc.	620	21,334
JetBlue Airways Corp.*	400	24,388
Skywest, Inc.	318	5,508
Southwest Airlines Co.	4,476	79,225
		148,143

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,161	37,129

Auto Parts - Original Equipment - 0.2%
ArvinMeritor, Inc.	400	7,124
BorgWarner, Inc.	200	13,570
Delphi Automotive Systems Corp.	3,200	28,960
Visteon Corp.	779	5,141
		54,795

Auto Trucks & Parts - 0.1%
Gentex Corp.*	528	18,396

Banks - New York City - 1.6%
Bank of New York Co., Inc.	4,975	144,822
J.P. Morgan Chase & Co.	12,982	445,672
		590,494

Banks - Outside New York City - 11.8%
AmSouth BanCorp.	2,238	47,490
Associated Banc-Corp	430	16,254
BancorpSouth, Inc.	447	9,789
Bank of America Corp.	9,607	749,730
Bank of Hawaii Corp.	400	13,432
Bank One Corp.	7,212	278,744
Banknorth Group, Inc.	1,009	28,474
BB&T Corp.	3,543	127,229
Chittenden Corp.	200	5,950
Citizens Banking Corp.	200	5,282
City National Corp.	300	15,288
Colonial Bancgroup, Inc.	800	11,552
Comerica, Inc.	1,084	$50,514
Commerce Bancorp, Inc.	484	23,188
Commerce Bancshares, Inc.	408	17,850
Community First Bankshares, Inc.	200	5,286
Compass Bancshares, Inc.	766	26,488
Cullen/Frost Bankers, Inc.	360	13,403
Doral Financial Corp.	400	18,800
Fifth Third Bancorp.	3,149	174,675
First Bancorp Puerto Rico	200	6,150
First Midwest Bancorp., Inc.	307	9,121
First Tennessee National Corp.	768	32,609
FirstMerit Corp.	500	12,370
FleetBoston Financial Corp.	6,686	201,583
Fulton Financial Corp.	710	14,257
Greater Bay Bancorp	300	6,240
Hibernia Corp.	1,003	20,321
Hudson United Bancorp	308	10,832
Huntington Bancshares, Inc.	1,410	27,904
Investors Financial Services Corp.	380	11,932
KeyCorp Ltd.	2,684	68,630
M&T Bank Corp.	637	55,610
Marshall & Ilsley Corp.	1,300	40,976
Mellon Financial Corp.	2,711	81,710
Mercantile Bankshares Corp.	509	20,360
National City Corp.	3,881	114,334
National Commerce Financial Corp.	1,308	32,543
North Fork Bancorp., Inc.	1,016	35,306
Northern Trust Corp.	1,323	56,148
Old National Bancorp.	408	9,119
Pacific Capital Bancorp	200	6,098
Park National Corp.	100	11,190
PNC Financial Services Group, Inc.	1,781	84,740
Popular, Inc.	815	32,437
Regions Financial Corp.	1,406	48,156
Silicon Valley Bancshares*	250	6,908
Sky Financial Group, Inc.	530	11,930
South Financial Group, Inc.	300	7,467
SouthTrust Corp.	2,209	64,923
Southwest Bancorp of Texas, Inc.	200	7,302
State Street Corp.	2,142	96,390
SunTrust Banks, Inc.	1,514	91,400
Synovus Financial Corp.	1,610	40,234
TCF Financial Corp.	429	20,571
Texas Regional Bancshares, Inc.	200	6,758
Trustmark Corp.	300	8,139
UCBH Holdings, Inc.	300	9,069
Union Planters Corp.	1,209	38,253
United Bankshares, Inc.	300	8,985
US Bancorp	12,261	294,141
Valley National Bancorp.	557	15,507
Wachovia Corp.	8,492	349,785
Wells Fargo & Co.	10,761	554,192
Westamerica Bancorporation	258	11,468
Whitney Holding Corp.	300	$10,200
Wilmington Trust Corp.	386	11,873
Zions Bancorp	608	33,957
		4,389,546

Biotechnology Research & Production - 2.1%
Abgenix, Inc.*	480	6,955
Amgen, Inc.*	8,207	529,926
Applera Corp. - Celera Genomics Group*	500	5,845
Biogen, Inc.*	957	36,586
Genzyme Corp - General Division*	1,380	63,825
Icos Corp.*	400	15,328
Idec Pharmaceuticals Corp.*	960	31,824
Idexx Laboratories, Inc.*	200	8,498
Invitrogen Corp.*	315	18,267
Millennium Pharmaceuticals, Inc.*	1,716	26,409
Millipore Corp.*	300	13,818
Neurocrine Biosciences, Inc.*	200	9,904
OSI Pharmaceuticals, Inc.*	253	8,215
Protein Design Labs, Inc.*	600	8,316
Trimeris, Inc.*	100	2,517
		786,233

Building - Air Conditioning - 0.0%
York International Corp.	270	9,339

Building Materials - 0.2%
Hughes Supply, Inc.	100	3,245
Masco Corp.	3,018	73,881
		77,126

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,400	63,140
Airgas, Inc.	400	7,120
Cabot Microelectronics Corp.*	205	11,427
Ecolab, Inc.	1,170	29,542
Lubrizol Corp.	300	9,735
Praxair, Inc.	1,010	62,570
Sigma-Aldrich Corp.	360	18,698
		202,232

Commercial Information Services - 0.0%
Arbitron, Inc.*	200	7,060

Communications & Media - 1.1%
Time Warner, Inc.*	27,842	420,693

Communications Technology - 3.7%
3Com Corp.*	2,405	$14,189
ADC Telecommunications, Inc.*	5,157	12,016
Adtran, Inc.	100	6,118
Advanced Fibre Communications, Inc.*	557	11,680
Avaya, Inc.*	2,625	28,613
Avocent Corp.*	300	9,087
Brocade Communications Systems, Inc.*	1,699	8,869
CIENA Corp.*	3,044	17,990
Cisco Systems, Inc.*	44,987	879,046
Foundry Networks, Inc.*	700	15,057
Harris Corp.	400	14,316
JDS Uniphase Corp.*	8,670	31,212
Juniper Networks, Inc.*	2,122	31,660
NCR Corp.*	624	19,775
Qualcomm, Inc.	5,133	213,738
Scientific-Atlanta, Inc.	992	30,901
Tellabs, Inc.*	2,345	15,923
UTStarcom, Inc.*	545	17,336
		1,377,526

Computer Services, Software & Systems - 6.6%
Acxiom Corp.*	595	9,377
Adobe Systems, Inc.	1,464	57,477
Amdocs Ltd.*	1,118	21,018
Ascential Software Corp.*	369	6,838
Autodesk, Inc.	700	11,914
BEA Systems, Inc.*	2,442	29,426
BMC Software, Inc.*	1,478	20,589
CACI International, Inc.*	200	8,570
Cadence Design Systems, Inc.*	1,700	22,780
Ceridian Corp.*	944	17,577
Check Point Software Technologies Ltd.*	1,198	20,126
Citrix Systems, Inc.*	1,022	22,566
Cognizant Technology Solutions Corp.*	400	14,588
Compuware Corp.*	2,227	11,937
Documentum, Inc.*	300	6,393
Electronics for Imaging*	300	6,996
Hyperion Solutions Corp.*	200	5,774
Intuit, Inc.*	1,239	59,769
Macromedia, Inc.*	400	9,896
Mentor Graphics Corp.*	483	8,467
Mercury Interactive Corp.*	565	25,657
Microsoft Corp.	64,626	1,795,957
National Instruments Corp.	200	8,050
NETIQ Corp.*	332	3,964
Netscreen Technologies, Inc.*	400	8,892
Novell, Inc.*	2,393	12,755
Parametric Technology Corp.*	1,669	5,207
QLogic Corp.*	608	28,582
Red Hat, Inc.*	900	9,090
Reynolds & Reynolds Co.	417	11,488
Siebel Systems, Inc.*	2,796	27,177
Sybase, Inc.*	651	11,074
Symantec Corp.*	1,000	$63,020
Veritas Software Corp.*	2,758	86,601
		2,469,592

Computer Technology - 6.5%
Apple Computer, Inc.*	2,231	46,026
Dell, Inc.*	14,500	484,155
Electronic Data Systems Corp.	3,100	62,620
EMC Corp.*	14,052	177,477
Emulex Corp.*	561	14,289
Hewlett-Packard Co.	17,509	338,974
Imation Corp.	200	6,530
Ingram Micro, Inc.*	739	9,644
International Business Machines Corp.	11,111	981,435
Maxtor Corp.*	1,569	19,095
McData Corp.*	500	5,985
Network Appliance, Inc.*	2,140	43,934
Nvidia Corp.*	964	15,338
Quantum Corp. - DLT & Storage System Group*	1,016	3,129
SanDisk Corp.*	400	25,496
Storage Technology Corp.*	660	15,932
Sun Microsystems, Inc.*	20,720	68,583
Synopsys, Inc.*	938	28,862
Unisys Corp.*	2,100	28,413
Western Digital Corp.*	1,300	16,757
Zebra Technologies Corp.*	300	15,471
		2,408,145

Consumer Electronics - 0.7%
DoubleClick, Inc.*	856	9,219
Earthlink, Inc.*	940	7,736
Electronic Arts, Inc.*	900	83,007
Garmin Ltd.*	400	16,752
Harman International Industries, Inc.	242	23,801
Yahoo, Inc.*	3,272	115,763
		256,278

Consumer Products - 1.1%
Alberto-Culver Co. (Class B)	200	11,764
American Greetings Corp.*	400	7,772
Blyth, Inc.	200	5,396
Gillette Co.	5,935	189,801
Kimberly-Clark Corp.	3,300	169,356
Snap-On, Inc.	300	8,295
Toro Co.	200	9,000
		401,384

Containers & Packaging - Metal & Glass - 0.0%
AptarGroup, Inc.	257	9,429

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	300	$13,290
Sealed Air Corp.*	500	23,615
Sonoco Products Co.	600	13,170
		50,075

Cosmetics - 0.3%
Avon Products, Inc.	1,552	100,197
Estee Lauder Co.'s, Inc.	684	23,325
		123,522

Diversified Financial Services - 1.9%
American Express Co.	7,314	329,569
Bisys Group, Inc.*	800	10,520
CIT Group, Inc.	1,400	40,264
Cross Timbers Royalty Trust	1	11
FNB Corp.	300	10,350
Goldman Sachs Group, Inc.	1,959	164,360
Leucadia National Corp.	200	7,570
Marsh & McLennan Co.'s	3,238	154,161
		716,805

Diversified Materials & Products - 0.1%
American Standard Co.'s*	400	33,700

Diversified Production - 0.3%
Danaher Corp.	700	51,702
Dover Corp.	1,298	45,910
Pentair, Inc.	350	13,955
		111,567

Drug & Grocery Store Chains - 0.9%
CVS Corp.	2,528	78,520
Supervalu, Inc.	886	21,140
Walgreens Co.	6,593	202,010
Whole Foods Market, Inc.*	336	18,540
		320,210

Drugs & Pharmaceuticals - 11.5%
Allergan, Inc.	882	69,440
AmerisourceBergen Corp.	752	40,645
Amylin Pharmaceuticals, Inc.*	500	14,120
Barr Laboratories, Inc.*	389	26,534
Bristol-Myers Squibb Co.	12,400	318,184
Cardinal Health, Inc.	2,861	167,054
Forest Laboratories, Inc.*	2,350	120,907
Gilead Sciences, Inc.*	1,234	69,018
IVAX Corp.*	1,053	20,639
Johnson & Johnson	19,037	942,712
Medicis Pharmaceutical Corp.	150	8,790
Medimmune, Inc.*	1,632	53,872
Merck & Co., Inc.	14,401	728,979
Pfizer, Inc.	49,868	1,514,990
Pharmaceutical Resources, Inc.*	200	13,644
Schering-Plough Corp.	9,369	$142,784
SICOR, Inc.*	499	9,621
Taro Pharmaceuticals Industries*	200	11,272
Vertex Pharmaceuticals, Inc.*	462	5,682
		4,278,887

Education Services - 0.4%
Apollo Group, Inc.*	893	58,965
Career Education Corp.*	584	26,455
Corinthian Colleges, Inc.*	300	17,148
DeVry, Inc.*	400	9,464
Education Management Corp.*	200	11,534
ITT Educational Services, Inc.*	300	14,376
		137,942

Electrical - Household Appliances - 0.1%
Maytag Corp.	460	11,486
Whirlpool Corp.	400	27,108
		38,594

Electronic Equipment & Components - 0.5%
Cooper Industries Ltd	600	28,818
Emerson Electric Co.	2,700	142,155
Molex, Inc.	500	12,270
		183,243

Electronics - 0.1%
Amphenol Corp.*	200	10,410
Sanmina-SCI Corp.*	3,285	31,864
Semtech Corp.*	506	9,341
		51,615

Electronics - Gauge & Meter - 0.0%
Tektronix, Inc.*	500	12,375

Electronics - Medical Systems - 1.1%
Affymetrix, Inc.*	400	8,396
Medtronic, Inc.	7,746	363,442
Varian Medical Systems, Inc.*	394	22,647
		394,485

Electronics - Semiconductors / Components - 5.6%
Advanced Micro Devices, Inc.*	2,229	24,764
Agere Systems, Inc. (Class B)*	5,800	16,762
Altera Corp.*	2,419	45,719
Amkor Technology, Inc.*	600	8,526
Analog Devices, Inc.*	2,291	87,104
Applied Micro Circuits Corp.*	1,920	9,350
Arrow Electronics, Inc.*	634	11,659
Atmel Corp.*	2,814	11,284
Avnet, Inc.*	718	11,861
Broadcom Corp.*	1,501	39,957
Conexant Systems, Inc.*	1,700	9,622
Fairchild Semiconductor International, Inc.*	640	$10,611
Globespan Virata, Inc.*	800	5,776
Integrated Circuit Systems, Inc.*	400	12,016
Integrated Device Technology, Inc.*	673	8,359
Intel Corp.	41,870	1,151,844
Intersil Corp.*	900	21,420
Jabil Circuit, Inc.*	991	25,816
Lattice Semiconductor Corp.*	675	4,799
Linear Technology Corp.	2,001	71,656
LSI Logic Corp.*	2,400	21,576
Marvell Technology Group Ltd*	587	22,159
Microchip Technology, Inc.	1,300	31,122
Micron Technology, Inc.*	3,573	47,950
PMC - Sierra, Inc.*	1,126	14,853
RF Micro Devices, Inc.*	1,218	11,315
Skyworks Solutions, Inc.*	900	8,190
Texas Instruments, Inc.	11,075	252,510
Vitesse Semiconductor Corp.*	1,400	8,960
Xilinx, Inc.*	2,160	61,582
		2,069,122

Electronics - Technology - 0.1%
Kemet Corp.*	500	6,370
Solectron Corp.*	5,298	30,993
Titan Corp.*	483	10,066
		47,429

Energy Miscellaneous - 0.0%
Calpine Corp.*	2,449	11,976

Entertainment - 0.1%
Hollywood Entertainment Corp.*	400	6,800
Metro-Goldwyn-Mayer, Inc.*	500	7,670
Pixar, Inc.*	200	13,312
		27,782

Finance - Small Loan - 0.3%
AmeriCredit Corp.*	1,020	10,506
SLM Corp.	2,930	114,153
		124,659

Finance Companies - 0.2%
Capital One Financial Corp.	1,422	81,111

Financial Data Processing Services - 1.8%
Affiliated Computer Services, Inc.*	800	38,952
Automatic Data Processing, Inc.	3,861	138,417
Checkfree Corp.*	370	7,400
Concord EFS, Inc.*	3,126	42,732
Deluxe Corp.	299	12,002
DST Systems, Inc.*	725	27,260
Fair, Isaac & Co., Inc.	300	17,688
First Data Corp.	4,694	187,572
Fiserv, Inc.*	1,223	$44,309
Global Payments, Inc.	200	7,200
Jack Henry & Associates, Inc.	522	9,078
Paychex, Inc.	2,164	73,425
SunGard Data Systems, Inc.*	1,833	48,226
		654,261

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	290	13,732
Dun & Bradstreet Corp.*	502	20,853
Moody's Corp.	792	43,536
		78,121

Financial Miscellaneous - 2.9%
AMBAC Financial Group, Inc.	700	44,800
Brown & Brown, Inc.	400	12,312
Fannie Mae	5,709	400,772
Fidelity National Financial, Inc.	827	24,860
First American Corp.	459	11,429
Freddie Mac	4,482	234,633
H & R Block, Inc.	1,008	43,495
MBIA, Inc.	953	52,386
MBNA Corp.	7,246	165,209
MGIC Investment Corp.	632	32,908
Nationwide Financial Services	400	12,536
New Century Financial Corp.	200	5,664
Providian Financial Corp.*	1,864	21,976
Radian Group, Inc.	610	27,084
		1,090,064

Foods - 1.3%
General Mills, Inc.	1,856	87,362
H.J. Heinz Co.	2,238	76,719
Hershey Foods Corp.	617	44,844
J.M. Smucker Co.	300	12,648
Kellogg Co.	1,535	51,192
McCormick & Co., Inc.	500	13,710
NBTY, Inc.*	400	9,340
Performance Food Group Co.*	300	12,213
Sysco Corp.	4,189	137,022
William Wrigley Jr. Co.	837	46,286
		491,336

Forest Products - 0.2%
Weyerhaeuser Co.	1,400	81,830

Healthcare Facilities - 0.3%
DaVita, Inc.*	467	14,865
Health Management Associates, Inc.	1,478	32,235
Laboratory Corp. of America Holdings, Inc.*	916	26,289
LifePoint Hospitals, Inc.*	257	6,181
Pharmaceutical Product Development, Inc.*	302	7,245
Quest Diagnostics, Inc.*	496	30,077
Renal Care Group, Inc.*	300	$10,245
		127,137

Healthcare Management Services - 0.7%
AdvancePCS*	478	21,782
Caremark Rx, Inc.*	1,721	38,895
First Health Group Corp.*	596	15,585
Health Net, Inc.*	741	23,468
IMS Health, Inc.	1,499	31,629
Mid Atlantic Medical Services*	300	15,429
Oxford Health Plans*	536	22,142
Universal Health Services (Class B)*	360	17,802
WebMD Corp.*	1,994	17,787
Wellpoint Health Networks, Inc.*	900	69,372
		273,891

Healthcare Services - 0.6%
Accredo Health, Inc.*	300	8,397
Anthem, Inc.*	900	64,197
Apria Healthcare Group, Inc.*	337	9,227
Express Scripts, Inc.*	372	22,748
Lincare Holdings, Inc.*	620	22,723
McKesson Corp.	1,774	59,056
Omnicare, Inc.	612	22,069
		208,417

Home Builders - 0.3%
DR Horton, Inc.	841	27,501
KB Home	200	11,932
MDC Holdings, Inc.	220	11,880
Pulte Homes, Inc.	313	21,287
Ryland Group, Inc.	200	14,622
Standard-Pacific Corp.	200	7,580
		94,802

Hotel / Motel - 0.0%
Extended Stay America, Inc.*	510	7,614

Household Equipment & Products - 0.1%
Black & Decker Corp.	500	20,275
Stanley Works	500	14,760
		35,035

Household Furnishings - 0.2%
Ethan Allen Interiors, Inc.	266	9,576
Furniture Brands International, Inc.*	322	7,760
La-Z-Boy, Inc.	400	8,880
Newell Rubbermaid, Inc.	1,779	38,551
		64,767

Identified Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	2,747	$60,736
American Power Conversion	1,284	22,008
Donaldson Co., Inc.	200	10,780
Flowserve Corp.*	367	7,450
Hubbell, Inc. (Class B)	350	12,772
IDEX Corp.	200	7,288
Pall Corp.	842	18,894
Parker Hannifin Corp.	715	31,960
Roper Industries, Inc.	236	10,278
Waters Corp.*	777	21,313
		203,479

Insurance - Life - 0.7%
AmerUs Group Co.	200	6,800
Jefferson-Pilot Corp.	884	39,232
Mony Group, Inc.	316	10,286
Principal Financial Group, Inc.	2,100	65,079
Prudential Financial, Inc.	3,500	130,760
		252,157

Insurance - Multi-Line - 3.9%
Aflac, Inc.	3,247	104,878
Allmerica Financial Corp.	370	8,810
American International Group, Inc.	14,630	844,151
American National Insurance Co.	100	8,505
AON Corp.	1,717	35,799
Arthur J. Gallagher & Co.	600	16,968
Cigna Corp.	862	38,488
Cincinnati Financial Corp.	912	36,444
Hartford Financial Services, Inc.	1,848	97,260
Hilb Rogal & Hamilton Co.	200	6,208
IPC Holdings Ltd.	200	7,000
Lincoln National Corp.	1,131	40,015
Markel Corp.*	100	26,700
PartnerRe Ltd.	336	17,025
Protective Life Corp.	400	11,940
Safeco Corp.	865	30,500
St. Paul Co.'s, Inc.	1,424	52,731
StanCorp Financial Group, Inc.	200	11,490
Torchmark Corp.	700	28,448
Unitrin, Inc.	250	7,615
UnumProvident Corp.	1,658	24,489
		1,455,464

Insurance - Property & Casualty - 1.3%
ACE Ltd.	1,800	59,544
Chubb Corp.	1,173	76,104
Commerce Group, Inc.	200	7,592
Erie Indemnity Co.	200	7,780
Everest Re Group, Ltd.	400	30,064
HCC Insurance Holdings, Inc.	344	10,004
Mercury General Corp.	200	8,956
Ohio Casualty Corp.*	400	5,800
PMI Group, Inc.	600	$20,250
Progressive Corp.	1,200	82,932
RenaissanceRe Holdings Ltd.	425	19,393
Transatlantic Holdings, Inc.	100	7,112
Travelers Property Casualty Corp.*	3,200	50,816
WR Berkley Corp.	450	15,417
XL Capital Ltd.	900	69,696
		471,460

Investment Management Companies - 0.4%
Affiliated Managers Group, Inc.*	98	6,154
Allied Capital Corp.	30	738
Eaton Vance Corp.	400	13,392
Federated Investors, Inc. (Class B)	631	17,479
Janus Capital Group, Inc.	1,570	21,933
Neuberger Berman, Inc.	354	14,822
SEI Investments Co.	500	16,250
T. Rowe Price Group, Inc.	743	30,656
Waddell & Reed Financial, Inc.	500	11,785
		133,209

Leisure Time - 0.0%
Callaway Golf Co.	400	5,708

Machinery - Agricultural - 0.3%
AGCO Corp.*	500	8,570
Deere & Co.	1,538	81,991
		90,561

Machinery - Construction & Handling - 0.0%
Terex Corp.*	300	5,559

Machinery - Engines - 0.0%
Briggs & Stratton Corp.	100	5,876
Cummins, Inc.	200	8,886
		14,762

Machinery - Industrial / Specialty - 0.4%
Graco, Inc.	300	11,265
Illinois Tool Works, Inc.	1,735	114,961
Kennametal, Inc.	200	7,480
		133,706

Machinery - Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	370	17,098
FMC Technologies, Inc.*	400	8,568
Grant Prideco, Inc.*	680	6,929
Key Energy Services, Inc.*	846	8,164
Smith International, Inc.*	620	22,307
		63,066

Medical & Dental Instruments & Supplies - 1.7%
Apogent Technologies, Inc.*	600	$12,516
Beckman Coulter, Inc.	400	18,216
Becton Dickinson & Co.	1,635	59,056
Biomet, Inc.	1,686	56,666
Boston Scientific Corp.*	1,872	119,434
Cooper Co's, Inc.	200	8,150
Coventry Health Care, Inc.*	300	15,822
Cytyc Corp.*	707	10,633
Dentsply International, Inc.	400	17,936
Edwards Lifesciences Corp.*	360	9,749
Henry Schein, Inc.*	287	16,273
Invacare Corp.	230	8,643
Patterson Dental Co.*	400	23,032
Resmed, Inc.*	220	9,676
Respironics, Inc.*	200	8,356
St. Jude Medical, Inc.*	1,200	64,524
Stryker Corp.	862	64,917
Techne Corp.*	300	9,537
Zimmer Holdings, Inc.*	1,500	82,650
		615,786

Metal Fabricating - 0.0%
Precision Castparts Corp.	300	10,530

Milling - Fruit & Grain Production - 0.0%
Corn Products International, Inc.	200	6,370

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	300	25,530

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	539	25,629

Multi-Sector Companies - 1.0%
3M Co.	4,600	317,722
Carlisle Co.'s, Inc.	150	6,543
Lancaster Colony Corp.	200	7,954
SPX Corp.*	500	22,640
Teleflex, Inc.	252	10,944
		365,803

Office Furniture & Business Equipment - 0.5%
Diebold, Inc.	460	23,299
Herman Miller, Inc.	436	9,928
HON Industries	300	11,088
Lexmark International, Inc.*	772	48,644
Pitney Bowes, Inc.	1,492	57,173
Xerox Corp.*	5,072	52,039
		202,171

Office Supplies - 0.1%
Avery Dennison Corp.	588	29,706

Oil - Crude Producers - 0.2%
Chesapeake Energy Corp.	1,345	$14,499
EOG Resources, Inc.	700	29,218
Pioneer Natural Resources Co.*	710	18,077
XTO Energy, Inc.	1,153	24,201
		85,995

Photography / Imaging - 0.1%
Eastman Kodak Co.	1,800	37,692

Production Technology Equipment - 0.9%
Applied Materials, Inc.*	10,566	191,667
Cognex Corp.	200	5,258
Cymer, Inc.*	250	10,300
KLA-Tencor Corp.*	1,216	62,502
Lam Research Corp.*	800	17,720
Novellus Systems, Inc.*	930	31,388
Teradyne, Inc.*	1,172	21,799
Varian Semiconductor Equipment, Inc.*	242	9,063
		349,697

Publishing - Miscellaneous - 0.3%
John Wiley & Sons, Inc.	250	6,497
McGraw-Hill Co.'s, Inc.	1,262	78,408
Meredith Corp.	232	10,711
R.R. Donnelley & Sons Co.	719	17,882
Scholastic Corp.*	234	6,737
		120,235

Publishing - Newspapers - 0.2%
Belo Corp.	601	14,574
Lee Enterprises, Inc.	200	7,734
McClatchy Co.	100	5,948
Media General, Inc.	100	6,110
New York Times Co.	985	42,808
		77,174

Radio & Television Broadcasters - 0.2%
COX Radio, Inc.*	200	4,374
Entercom Communications Corp.*	260	11,653
Sirius Satellite Radio, Inc.*	6,400	11,712
Univision Communications, Inc.*	1,350	43,106
		70,845

Real Estate - 0.0%
Catellus Development Corp.*	500	12,225

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	1,940	93,508

Rental & Leasing Services - Commercial - 0.0%
United Rentals, Inc.*	400	6,436

Restaurants - 0.5%
Brinker International, Inc.*	641	$21,384
CEC Entertainment, Inc.*	124	4,861
Cheesecake Factory, Inc.*	300	10,851
Darden Restaurants, Inc.	983	18,677
Krispy Kreme Doughnuts, Inc.*	300	11,550
Outback Steakhouse, Inc.	450	17,041
Panera Bread Co.*	200	8,192
PF Chang's China Bistro, Inc.*	200	9,070
Ruby Tuesday, Inc.	400	9,644
Starbucks Corp.*	2,475	71,280
		182,550

Retail - 5.0%
Advance Auto Parts*	200	14,180
Amazon.Com, Inc.*	1,849	89,418
Barnes & Noble, Inc.*	350	8,893
Bed Bath & Beyond, Inc.*	1,877	71,664
Best Buy Co., Inc.*	1,673	79,501
BJ's Wholesale Club, Inc.*	470	9,104
Borders Group, Inc.*	500	9,460
Carmax, Inc.*	700	22,862
CDW Corp.	360	20,786
Costco Wholesale Corp.*	2,882	89,573
Dollar General Corp.	1,969	39,380
Dollar Tree Stores, Inc.*	696	23,316
Family Dollar Stores, Inc.	1,015	40,488
Fastenal Co.	440	16,632
Gap, Inc.	4,140	70,877
Home Depot, Inc.	15,168	483,101
J.C. Penney Co., Inc.	1,757	37,547
Kohls Corp.*	1,914	102,399
Linens 'N Things, Inc.*	300	7,134
Lowe's Co.'s, Inc.	4,468	231,889
Nordstrom, Inc.	645	16,002
Office Depot, Inc.*	2,016	28,325
O'Reilly Automotive, Inc.*	313	11,509
Petsmart, Inc.*	900	20,430
Ross Stores, Inc.	500	23,180
Saks, Inc.*	826	9,524
Staples, Inc.*	3,104	73,720
Target Corp.	5,262	198,009
Williams-Sonoma, Inc.*	600	16,188
		1,865,091

Savings & Loans - 1.3%
Astoria Financial Corp.	500	15,450
Commercial Federal Corp.	321	7,817
Downey Financial Corp.	100	4,673
Golden West Financial Corp.	798	71,429
Greenpoint Financial Corp.	750	22,395
Hudson City Bancorp, Inc.	400	12,336
Independence Community Bank	300	10,479
IndyMac Bancorp, Inc.	400	9,268
New York Community Bancorp, Inc.	794	$25,019
Peoples Bank Bridgeport	400	11,976
Sovereign Bancorp, Inc.	1,892	35,097
Staten Island Bancorp, Inc.	300	5,835
Washington Federal, Inc.	416	10,487
Washington Mutual, Inc.	5,882	231,574
Webster Financial Corp.	316	12,602
		486,437

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,333	29,739
Varian, Inc.*	200	6,264
		36,003

Securities Brokers & Services - 0.6%
A.G. Edwards, Inc.	500	19,205
Ameritrade Holding Corp.*	1,800	20,250
Charles Schwab Corp.	6,558	78,106
E*trade Financial Corp.*	2,291	21,215
Franklin Resources, Inc.	957	42,309
Investment Technology Group, Inc.*	308	5,907
Jefferies Group, Inc.	300	8,625
LaBranche & Co., Inc.	218	3,183
Legg Mason, Inc.	400	28,880
		227,680

Services - Commercial - 1.3%
BearingPoint, Inc.*	956	7,629
Brink's Co.	329	5,711
Choicepoint, Inc.*	566	18,961
Convergys Corp.*	895	16,414
Corporate Executive Board Co.*	252	11,831
eBay, Inc.*	2,732	146,189
Getty Images, Inc.*	300	10,548
InterActiveCorp*	3,213	106,190
Iron Mountain, Inc.*	469	16,837
Manpower, Inc.	535	19,848
Monster Worldwide, Inc.*	700	17,626
Overture Services, Inc.*	400	10,596
Regis Corp.	300	9,630
Robert Half International, Inc.*	1,076	20,982
Sabre Holdings Corp.	883	18,976
Viad Corp.	589	14,065
Weight Watchers International, Inc.*	300	12,480
		464,513

Shoes - 0.0%
Reebok International, Ltd.	337	11,266
Timberland Co.*	100	4,266
		15,532

Soaps & Household Chemicals - 0.5%
Church & Dwight, Inc.	300	$10,497
Colgate-Palmolive Co.	3,182	177,842
Dial Corp.	620	13,355
		201,694

Steel - 0.1%
Harsco Corp.	300	11,541
Worthington Industries	400	5,024
		16,565

Telecommunications Equipment - 0.1%
American Tower Corp.*	1,300	13,195
Andrew Corp.*	910	11,184
Crown Castle International Corp.*	1,302	12,252
Interdigital Communications Corp.*	400	6,000
Polycom, Inc.*	600	9,966
		52,597

Textiles Apparel Manufactures - 0.1%
Jones Apparel Group, Inc.	800	23,944
Tommy Hilfiger Corp.*	600	7,146
		31,090

Transportation Miscellaneous - 0.9%
CH Robinson Worldwide, Inc.	547	20,354
FedEx Corp.	1,724	111,077
United Parcel Service, Inc. (Class B)	3,374	215,261
		346,692

Truckers - 0.1%
CNF, Inc.	350	11,218
Swift Transportation Co., Inc.*	400	9,076
		20,294

Utilities - Cable, Television, & Radio - 1.0%
Cablevision Systems Corp.*	1,168	21,141
Charter Communications, Inc.*	1,601	6,596
Comcast Corp. Class A*	8,000	247,040
COX Communications, Inc.*	1,255	39,683
EchoStar Communications Corp.*	1,514	57,941
		372,401

Utilities - Electrical - 0.3%
AES Corp.*	3,737	27,729
Cleco Corp.	300	4,902
Duquesne Light Holdings, Inc.	500	7,720
Hawaiian Electric Industries	200	8,706
IDACORP, Inc.	200	5,100
NiSource, Inc.	1,700	33,966
OGE Energy Corp.	500	11,295
Puget Energy, Inc.	600	13,458
		112,876

Utilities - Gas Distribution - 0.4%
AGL Resources, Inc.	420	$11,831
Atmos Energy Corp.	300	7,182
Energen Corp.	200	7,236
KeySpan Corp.	1,007	35,326
Kinder Morgan, Inc.	600	32,406
Nicor, Inc.	300	10,542
Oneok, Inc.	400	8,068
Peoples Energy Corp.	257	10,635
Piedmont Natural Gas Co., Inc.	241	9,399
Questar Corp.	556	17,130
WGL Holdings, Inc.	300	8,274
		158,029

Utilities - Gas Pipelines - 0.0%
Equitable Resources, Inc.	389	15,988

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	400	13,512

Utilities - Telecommunications - 3.2%
Alltel Corp.	2,011	93,190
AT&T Wireless Services, Inc.*	14,332	117,236
BellSouth Corp.	11,783	279,021
CenturyTel, Inc.	884	29,959
Cincinnati Bell, Inc.*	1,400	7,126
Citizens Communications Co.*	1,793	20,100
McLeodUSA, Inc. (Escrow)*	2,259	--
Nextel Communications, Inc.*	6,347	124,972
NTL, Inc.*	300	14,136
SBC Communications, Inc.	21,244	472,679
Telephone & Data Systems, Inc.	360	20,354
		1,178,773

Utilities - Water - 0.0%
Philadelphia Suburban Corp.	500	12,040

Wholesalers - 0.1%
Tech Data Corp.*	360	11,106
United Stationers, Inc.*	200	7,536
		18,642

Total Equity Securities (Cost $42,341,557)		36,608,243

	Principal
U.S. Treasury Obligations - 0.5%	Amount	Value
U.S. Treasury Bill, 1.03%, 2/19/04#	$200,000	$199,202

Total U.S. Treasury Obligations (Cost $199,202)		199,202

Total Investments (Cost $42,540,759) - 98.9%		36,807,445
Other assets and liabilities, net - 1.1%		415,146
Net Assets - 100%		$37,222,591

Net Assets Consist Of:
Paid-in capital applicable to the following shares of common stock,
250,000,000 shares of $0.01 par value authorized for Class A, Class B,
Class C and Class I combined:
Class A: 2,911,186 shares outstanding		$31,591,588
Class B: 254,780 shares outstanding		2,614,155
Class C: 272,774 shares outstanding		2,971,727
Class I: 467,384 shares outstanding		11,058,352
Undistributed net investment income		134,415
Accumulated net realized gain (loss) on investments		(5,405,745)
Net unrealized appreciation (depreciation) on investments		(5,741,901)

Net Assets		$37,222,591

Net Asset Value Per Share
Class A (based on net assets of $27,801,886)		$9.55
Class B (based on net assets of $2,368,928)		$9.30
Class C (based on net assets of $2,534,142)		$9.29
Class I (based on net assets of $4,517,635)		$9.67

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
S&P 500 Index#	2	12/03	$497,050	($8,588)

* Non-income producing security.

# Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations

Year Ended September 30, 2003

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $85)	$416,700
Interest income	4,394
Total investment income	421,094

Expenses:
Investment advisory fee	68,398
Transfer agency fees and expenses	72,864
Distribution Plan expenses:
Class A	56,300
Class B	17,410
Class C	19,407
Directors' fees and expenses	10,669
Administrative fees	63,151
Accounting fees	36,025
Custodian fees	108,378
Registration fees	40,623
Reports to shareholders	12,355
Professional fees	14,336
Miscellaneous	2,761
Total expenses	522,677
Reimbursement from Advisor:
Class A	(190,855)
Class B	(22,242)
Class C	(21,588)
Class I	(33,495)
Fees paid indirectly	(5,427)
Net expenses	249,070

Net Investment Income	172,024

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,364,035)
Futures	169,597
(1,194,438)

Change in unrealized appreciation or (depreciation) on:
Investments	8,020,753
Futures	23,557
8,044,310

Net Realized and Unrealized Gain
(Loss) on Investments	6,849,872

Increase (Decrease) in Net Assets
Resulting From Operations	$7,021,896

See notes to financial statements.

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets	2003	2002
Operations:
Net investment income	$172,024	$92,401
Net realized gain (loss) on investments	(1,194,438)	(2,523,891)
Change in unrealized appreciation (depreciation)	8,044,310	(4,630,140)

Increase (Decrease) in Net Assets
Resulting From Operations	7,021,896	(7,061,630)
Distributions to shareholders from:
Net investment income:
Class A shares	(83,734)	(72,846)
Class B shares	(6,255)	(1,029)
Class C shares	(7,191)	(1,442)
Class I shares	(16,925)	(19,682)
Total distributions	(114,105)	(94,999)
Capital share transactions:
Shares sold:
Class A shares	7,433,889	7,748,943
Class B shares	1,027,019	863,059
Class C shares	975,261	859,470
Class I shares	--	415,898
Reinvestment of distributions:
Class A shares	81,681	71,093
Class B shares	4,728	826
Class C shares	4,122	547
Class I shares	16,925	19,683
Shares redeemed:
Class A shares	(2,521,751)	(3,545,353)
Class B shares	(182,193)	(187,153)
Class C shares	(238,428)	(291,736)
Class I shares	(125,651)	--
Total capital share transactions	6,475,602	5,955,277

Total Increase (Decrease) in Net Assets	13,383,393	(1,201,352)

Net Assets
Beginning of year	23,839,198	25,040,550
End of year (including undistributed net investment
income of $134,415 and $76,496, respectively.)	$37,222,591	$23,839,198

See notes to financial statements.

	Year Ended	Year Ended
	September 30,	September 30,
Capital Share Activity	2003	2002
Shares sold:
Class A shares	837,983	785,420
Class B shares	118,164	88,691
Class C shares	112,054	85,656
Class I shares	--	40,655
Reinvestment of distributions:
Class A shares	9,973	6,434
Class B shares	588	75
Class C shares	513	50
Class I shares	2,047	1,771
Shares redeemed:
Class A shares	(292,209)	(359,618)
Class B shares	(21,738)	(20,593)
Class C shares	(28,521)	(34,491)
Class I shares	(13,714)	--
Total capital share activity	725,140	594,050

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.   While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:   No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives an annual fee, payable monthly, of ..225% of the Fund's average daily net assets. Under the terms of the agreement, $8,851 was payable at year end.

The Advisor has agreed to limit net annual fund operating expenses through January 31, 2004. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .375% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $6,496 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $9,860 was payable at year end.

The Distributor received $12,715 as its portion of commissions charged on sales of the Fund's Class A shares for the year ended September 30, 2003.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $14,996 for the year ended September 30, 2003. Under the terms of the agreement, $1,538 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not affiliated with the Advisor receives an annual fee of $1,000.

Note C -- Investment Activity

During the year, purchases and sales of investments, other than short-term securities, were $8,723,292 and $2,007,237, respectively.

The cost of investments owned at September 30, 2003 for federal income tax purposes was $43,908,570. Net unrealized depreciation aggregated $7,101,124, of which $2,721,692 related to appreciated securities and $9,822,816 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $115,227, $1,114,446 and $1,821,070 at September 30, 2003 may be utilized to offset future capital gains until expiration in September 2009, September 2010, and September 2011, respectively.

The Fund intends to elect to defer $995,779 of post-October losses to fiscal year ending September 30, 2004. Such losses if unutilized will expire in 2012.

The tax character of dividends and distributions paid during the years ended September 30, 2003, and September 30, 2002 were as follows:

Distributions paid from:	2003	2002
Ordinary income	$114,105	$94,999
Total	$114,105	$94,999

As of September 30, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed income	$134,415
Capital loss carryforward	(3,050,743)
Unrealized appreciation (depreciation)	(7,101,124)
($10,017,452)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to wash sales and post-October losses.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit for the year ended September 30, 2003.

Tax Information (Unaudited)

For corporate shareholders, a total of 100% of the ordinary distributions paid during fiscal year ended September 30, 2003 qualify for the corporate dividends received deduction. Additional information will be provided to shareholders in January 2004 for use in preparing 2003 income tax returns.

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2003	2002
Net asset value, beginning	$7.50	$9.68
Income from investment operations
Net investment income	.05	.03
Net realized and unrealized gain (loss)	2.03	(2.17)
Total from investment operations	2.08	(2.14)
Distributions from:
Net investment income	(.03)	(.04)
Total distributions	(.03)	(.04)
Total increase (decrease) in net asset value	2.05	(2.18)
Net asset value, ending	$9.55	$7.50

Total return*	27.88%	(22.27%)
Ratios to average net assets:
Net investment income	.63%	.36%
Total expenses	1.62%	1.65%
Expenses before offsets	.77%	.77%
Net expenses	.75%	.75%
Portfolio turnover	7%	9%
Net assets, ending (in thousands)	$27,802	$17,663

	Periods Ended
	September 30,	September 30,
Class A Shares	2001	2000 #
Net asset value, beginning	$14.78	$15.00
Income from investment operations
Net investment income	.04	--
Net realized and unrealized gain (loss)	(5.10)	(.22)
Total from investment operations	(5.06)	(.22)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.10)	(.22)
Net asset value, ending	$9.68	$14.78

Total return*	(34.31%)	(1.47%)
Ratios to average net assets:
Net investment income	.33%	.06% (a)
Total expenses	1.84%	2.94% (a)
Expenses before offsets	.85%	1.01% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$18,614	$2,478

	Years Ended
	September 30,	September 30,
Class B Shares	2003	2002
Net asset value, beginning	$7.38	$9.60
Income from investment operations
Net investment income (loss)	.01	(.03)
Net realized and unrealized gain (loss)	1.94	(2.18)
Total from investment operations	1.95	(2.21)
Distributions from:
Net investment income	(.03)	(.01)
Total distributions	(.03)	(.01)
Total increase (decrease) in net asset value	1.92	(2.22)
Net asset value, ending	$9.30	$7.38

Total return*	26.55%	(23.05%)
Ratios to average net assets:
Net investment income (loss)	(.37%)	(.62%)
Total expenses	3.05%	3.44%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	7%	9%
Net assets, ending (in thousands)	$2,369	$1,164

	Periods Ended
	September 30,	September 30,
Class B Shares	2001	2000 #
Net asset value, beginning	$14.77	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.01)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.23)
Distributions from:
Net investment income	(.01)	--
Total distributions	(.01)	--
Total increase (decrease) in net asset value	(5.17)	(.23)
Net asset value, ending	$9.60	$14.77

Total return*	(34.96%)	(1.53%)
Ratios to average net assets:
Net investment income (loss)	(.66%)	(.89%) (a)
Total expenses	5.67%	15.72% (a)
Expenses before offsets	1.85%	2.00% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$860	$238

	Years Ended
	September 30,	September 30,
Class C Shares	2003	2002
Net asset value, beginning	$7.37	$9.58
Income from investment operations
Net investment income (loss)	.01	(.04)
Net realized and unrealized gain (loss)	1.94	(2.16)
Total from investment operations	1.95	(2.20)
Distributions from:
Net investment income	(.03)	(.01)
Total distributions	(.03)	(.01)
Total increase (decrease) in net asset value	1.92	(2.21)
Net asset value, ending	$9.29	$7.37

Total return*	26.59%	(23.00%)
Ratios to average net assets:
Net investment income (loss)	(.36%)	(.63%)
Total expenses	2.88%	2.93%
Expenses before offsets	1.77%	1.77%
Net expenses	1.75%	1.75%
Portfolio turnover	7%	9%
Net assets, ending (in thousands)	$2,534	$1,391

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000 #
Net asset value, beginning	$14.76	$15.00
Income from investment operations
Net investment income (loss)	(.07)	(.02)
Net realized and unrealized gain (loss)	(5.09)	(.22)
Total from investment operations	(5.16)	(.24)
Distributions from:
Net investment income	(.02)	--
Total distributions	(.02)	--
Total increase (decrease) in net asset value	(5.18)	(.24)
Net asset value, ending	$9.58	$14.76

Total return*	(35.01%)	(1.60%)
Ratios to average net assets:
Net investment income (loss)	(.67%)	(.94%) (a)
Total expenses	4.32%	12.34% (a)
Expenses before offsets	1.85%	1.99% (a)
Net expenses	1.75%	1.75% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$1,318	$228

	Years Ended
	September 30,	September 30,
Class I Shares	2003	2002
Net asset value, beginning	$7.56	$9.73
Income from investment operations
Net investment income	.09	.06
Net realized and unrealized gain (loss)	2.06	(2.18)
Total from investment operations	2.15	(2.12)
Distributions from:
Net investment income	(.04)	(.05)
Total distributions	(.04)	(.05)
Total increase (decrease) in net asset value	2.11	(2.17)
Net asset value, ending	$9.67	$7.56

Total return*	28.46%	(21.99%)
Ratios to average net assets:
Net investment income	1.01%	.73%
Total expenses	1.19%	1.20%
Expenses before offsets	.39%	.39%
Net expenses	.38%	.38%
Portfolio turnover	7%	9%
Net assets, ending (in thousands)	$4,518	$3,622

	Periods Ended
	September 30,	September 30,
Class I Shares	2001	2000 #
Net asset value, beginning	$14.81	$15.00
Income from investment operations
Net investment income	.08	.03
Net realized and unrealized gain (loss)	(5.12)	(.22)
Total from investment operations	(5.04)	(.19)
Distributions from:
Net investment income	(.04)	--
Total distributions	(.04)	--
Total increase (decrease) in net asset value	(5.08)	(.19)
Net asset value, ending	$9.73	$14.81

Total return*	(34.08%)	(1.27%)
Ratios to average net assets:
Net investment income	.72%	.77% (a)
Total expenses	1.18%	1.21% (a)
Expenses before offsets	.48%	.62% (a)
Net expenses	.38%	.38% (a)
Portfolio turnover	13%	10%
Net assets, ending (in thousands)	$4,249	$19,750

(a)      Annualized

*        Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

#        From June 30, 2000 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund's expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods.  Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Director and officer Information Table

# of Calvert

Position

Position

Portfolios

Other

Name &

with

Start

Principal Occupation

Overseen

Directorships

Date of Birth

Fund

Date

During Last 5 Years

(Not   Applicable   to  Officers)

REBECCA ADAMSON

DOB: 09/10/49	Director	2000	President of the national non-profit, First Nations Financial Project. Founded by her in 1980, First Nations is the only American Indian alternative development institute in the country.	7	Tom's of Maine Calvert Foundation
RICHARD L. BAIRD, JR. DOB: 05/09/48	Director	2000	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	18
FREDERICK A. DAVIE, JR. DOB: 04/15/56	Director	2001	Vice President of Public/Private Ventures since June, 2001. He was formerly Program Officer for the Ford Foundation and prior to that he served as Deputy Borough President for the Borough of Manhattan.	6	Auburn Seminary
JOHN GUFFEY, JR. DOB: 05/15/48	Director	2000	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	20	Ariel Funds Calvert Foundation Calvert Ventures, LLC
Joy V. JOnes

DOB: 07/02/50

	Director	2000	Attorney and entertainment manager in New York City.	7
TERRENCE J. MOLLNER, Ed.D. DOB: 12/13/44	Director	2000	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles.	8	Hampshire County United Way Cyberlore Studies, Inc. Calvert Foundation Ben & Jerry's Homemade, Inc.
SYDNEY AMARA MORRIS DOB: 09/07/49	Director	2000	She currently serves as Parish Minister to the Northwoods Unitarian Universalist Fellowship in Woodruff, WI, and the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She also has a private practice as a mediator. She previously served as Senior Minister of the Unitarian Church of Vancouver and as Minister of the Unitarian-Universalist Fellowship of Ames, IA. Rev. Morris is a graduate of Harvard Divinity School.	6
BARBARA J. KRUMSIEK DOB: 08/09/52

(interested Director)

	Director & Senior Vice President	2000	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	37	Calvert Foundation
CHARLES T. NASON DOB: 04/22/46 (interested Director)	Director	2000	Vice Chairman of Ameritas Acacia Mutual Holding Company, and Chairman of Acacia Life Insurance Company.	6	Washington Real Estate Investment Trust Chairman, Acacia Federal Savings Bank
D. Wayne Silby, Esq.

DOB: 07/20/48

(interested Director)	Director & President	2000	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a private investment company.	21	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA
SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	2000	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
Daniel K. Hayes DOB: 09/09/50	Officer	2000	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
Gregory J. Keifer DOB: 08/22/64	Officer	2003

Compliance Officer and Assistant Secretary of the Funds. Prior to working at Calvert Group, Mr. Keifer was Assistant Director of Compliance with Legg Mason Wood Walker, Incorporated and a senior compliance analyst with BISYS Fund Services.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	2000	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	2000	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	2000	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund's advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's advisor. Mr. Nason is an interested person of the Fund since he is a director of the parent company of the Fund's advisor.

Additional information about the Fund's Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI by contacting your broker, or the Fund at 1-800-368-2745.

SUPPLEMENT TO

CLASS I (INSTITUTIONAL) SHARES PROSPECTUS

Calvert Social Investment Fund Portfolios

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

Calvert Income Fund

Calvert Short Duration Income Fund

Prospectus dated: January 31, 2003

Date of Supplement: June 9, 2003

The $1 million minimum initial investment may be waived for certain  institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders.

Please note this change in the prospectus.

SUPPLEMENT TO

PROSPECTUS

Calvert Social Investment Fund (CSIF) Balanced Portfolio

CSIF Equity Portfolio

CSIF Enhanced Equity Portfolio

CSIF Bond Portfolio

CSIF Money Market Portfolio

Calvert Social Index Fund

Calvert Large Cap Growth Fund

Calvert Capital Accumulation Fund

Calvert World Values International Equity Fund

Calvert New Vision Small Cap Fund

Date of Prospectus: January 31, 2003 as revised June 30, 2003

Class I (Institutional) Shares

(All Portfolios)

Date of Prospectus: January 31, 2003

Calvert Income Fund

Calvert Short Duration Income Fund

Date of Prospectus: January 31, 2003 as revised September 15, 2003

CALVERT VARIABLE SERIES, INC.

PROSPECTUS

Calvert Social Balanced Portfolio

Calvert Income Portfolio

Date of Prospectus: April 30, 2003

Date of This Supplement: October 30, 2003

Please replace the second paragraph under "About Calvert" with the following: (for Calvert Variable Series Social Balanced and Income Portfolios replace the third paragraph under "The Fund and Its Management" with the following:)

Steven Falci serves as Calvert's Chief Investment Officer, Equities and oversees the investment strategy and management of all Calvert equity and balanced portfolios.  Calvert uses a team approach to its management of the fixed-income portfolios.  Gregory Habeeb heads this team for Calvert's taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.  Matt Nottingham is also a member of the fixed-income management team. Mr. Nottingham has 7 1/2 years of experience as an analyst, trader, and portfolio manager.

Calvert Social Index Fund

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Web Site

http://www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

CTFR California Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Portfolio

California Muni. Intermediate Portfolio

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Calvert Social Index Fund

printed on recycled paper using soy-based inks

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SIGNATURE PAGE FOR FORM N-CSR

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVert social inDEX SERIES, INC.

By:       /s/Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date:   November 25, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/Barbara Krumsiek

            Barbara Krumsiek

            Senior Vice President -- Principal Executive Officer

Date:   November 25, 2003

/s/D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date:   November 26, 2003

            /s/Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:   November 30, 2003